23. Provision for legal and administrative proceedings (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Beginning balance	R$ 478,482
Additions, net of reversals	372,469
Payments	(439,670)
Increase/decrease through monetary adjustment	117,039
Ending balance	528,320
Civil [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Beginning balance	141,988
Additions, net of reversals	261,995
Payments	(345,035)
Increase/decrease through monetary adjustment	73,474
Ending balance	132,422
Labor [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Beginning balance	90,789
Additions, net of reversals	70,775
Payments	(9,597)
Increase/decrease through monetary adjustment	32,344
Ending balance	184,311
Tax [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Beginning balance	216,423
Additions, net of reversals	38,973
Payments	(84,215)
Increase/decrease through monetary adjustment	9,462
Ending balance	180,643
Regulatory [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Beginning balance	29,282
Additions, net of reversals	726
Payments	(823)
Increase/decrease through monetary adjustment	1,759
Ending balance	R$ 30,944